Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2015
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended September 30,		For the nine months endedSeptember 30,

	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$6.243	$4.671	$18.764	$14.153
Interest cost	6.949	7.422	20.864	22.234
Expected return on plan assets	(4.100)	(4.160)	(12.302)	(12.010)
Amortization of unrealized losses	8.660	4.250	25.995	12.959
Net periodic benefit costs	$17.752	$12.183	$53.321	$37.336